EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Number of Ordinary Shares
	December 31,
	2023	2024

Authorized share capital	2,500,000,000	5,000,000,000

Issued and paid-up share capital	1,086,589,165	1,336,670,575

	In USD and NIS Amounts
	December 31,
	2023	2024

Authorized share capital (in NIS)	250,000,000	500,000,000

Issued and paid-up share capital (in NIS)	108,658,916	133,667,057

Issued and paid-up share capital (in USD)	31,355,056	38,096,940

Schedule of Amounts Outstanding Under Employee Share Incentive Plan
	Year ended December 31,
	2022		2023		2024
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	40,956,214	0.70	89,871,858	0.44	150,429,825	0.32
Granted	53,696,305	0.27	64,855,380	0.18	23,190,000	0.20
Expired	(1,496,168)	0.98	(1,379,640)	0.68	(3,825,990)	0.53
Forfeited	(3,121,894)	0.73	(2,424,535)	0.21	(27,389,565)	0.23
Exercised	(162,599)	0.10	(493,238)	0.22	(770,025)	0.14
Outstanding at end of year*	89,871,858	0.44	150,429,825	0.32	141,634,245	0.32
Exercisable at end of year	26,663,961	0.78	51,970,635	0.54	88,080,600	0.40

Schedule of Options Outstanding by Exercise Price Range
	As of December 31,
	2023		2024
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 0.49	120,593,415	8.8	114,352,425	8.07
0.5-0.99	16,147,110	6.9	15,104,100	6.54
1.00-2.00	13,149,390	4.7	11,727,795	4.57
2.01-3.4	539,910	3.2	449,925	3.18
	150,429,825	8.2	141,634,245	7.60

Schedule of Assumptions Used to Value Options
	2022	2023	2024
Expected dividend yield	0%	0%	0%
Expected volatility	67%	69%	73%
Risk-free interest rate	4%	4%	4%
Expected life of options (in years)	6	6	6